Unit and Stock-based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted for the nine months ended September 30, 2022 and 2021:
Nine Months Ended September 30,
	2022	2021
Expected life of units (in years)(1)	4.57 - 4.61	4.55 - 4.61
Expected unit price volatility(2)	56.39% - 60.87%	48.20% - 56.46%
Risk free interest rate(3)	1.37% - 3.05%	0.32% - 0.78%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of unit options granted	$2.75 - $5.81	$1.80 - $2.17
Fair value per common unit	$5.89 - $11.13	$4.50 - $4.98

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards.
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards.
(4)
Prior to June 10, 2022, the Company has not historically paid cash dividends on its common units. On June 10, 2022, the Company’s Board of Managers approved a special distribution as described in Note 9, and does not expect to pay any normal course cash dividends on its common units in the foreseeable future.

Unit Option Activity
The following table summarizes the unit option activity for the nine months ended September 30, 2022:
	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	3,442,397	$4.97
Granted	867,050	$10.37
Exercised	(240,205)	$4.73
Forfeited	(886,519)	$4.63
Outstanding at September 30, 2022	3,182,723	$6.56

The following table summarizes the unit option activity for the periods ended December 31, 2021 and December 31, 2020:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at June 11, 2020	—	$—
Granted	2,708,025	$4.50
Forfeited	(183,820)	$4.50
Outstanding at December 31, 2020	2,524,205	$4.50	6.6	$680
Granted	1,416,800	$5.66
Exercised	(300,065)	$4.50
Forfeited	(198,543)	$4.58
Outstanding at December 31, 2021	3,442,397	$4.97	6.1	$3,159

Exercisable at December 31, 2020	—	$—	—	$—
Exercisable at December 31, 2021	510,686	$4.52	5.7	$699

Series P Units Activity
A summary of Series P Units activity for the nine months ended September 30, 2022 is presented below:
	Number of Units	Weighted Average Fair Value(1)
Unvested at December 31, 2021	4,306,636	$2.07
Vested	(3,293,464)	$5.36
Unvested at September 30, 2022	1,013,172	$7.32

(1)
The weighted average fair value for unvested Series P units at December 31, 2021 is based on the grant date fair value. The weighted average fair value of the vested Series P units in 2022 and the unvested Series P units at September 30, 2022 considered the remeasured fair value of Series P upon modification (discussed below).

A summary of Series P Units activity for the Successor for the year ended December 31, 2021 is presented below:
	Number of Units	Weighted Average Grant Date Fair Value
Unvested at June 11, 2020	—	$—
Granted	4,052,684	$2.00
Vested	(159,112)	$2.00
Unvested at December 31, 2020	3,893,572	$2.00
Granted	1,013,171	$2.42
Vested	(600,107)	$2.22
Unvested at December 31, 2021	4,306,636	$2.07

Restricted Stock Awards Activity
RSAs outstanding at June 10, 2020 and changes during the period from January 1, 2019 to June 10, 2020 were as follows:
	Shares	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2019	$—	$—
Granted	1,522,843	4.41
Vested	(1,421,320)	4.41
Outstanding as of December 31, 2019	101,523
Vested	(63,452)	4.41
Cancelled	(38,071)	4.41
Outstanding as of June 10, 2020	—

Incentive Units Activity
Incentive units outstanding at June 10, 2020 and changes during the period from January 1, 2019 to June 10, 2020 were as follows:
	Shares	Weighted Average Grant Date Price
Outstanding as of January 1, 2019	2,108,939	$0.68
Forfeited	(60,250)	0.68
Outstanding as of December 31, 2019	2,048,689
Settled	(2,048,689)	0.68
Outstanding as of June 10, 2020	—

Stock-Based and Unit-Based Compensation Information
The following table summarizes unit-based compensation expenses for the three and nine months ended September 30, 2022 and 2021, respectively:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Selling, general and administrative expenses	$9,435	$593	$22,870	$1,623
Product development expenses	251	71	483	183
	$9,686	$664	$23,353	$1,806

The following table summarizes unit-based compensation expenses for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, for the Successor, and stock-based compensation expenses for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019, for the Predecessor:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Selling, general and administrative expenses	$2,217	$846	$280	$4,636
Product development expenses	268	70	63	2,144
	$2,485	$916	$343	$6,780

Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model	The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of the Series P Units granted during the Successor period from June 11, 2020 through December 31, 2020 and for the year ended December 31, 2021:
	Successor
	December 31,
	2021	2020
Expected life of units (in years)(1)	3.0	5.0
Expected unit price volatility(2)	70.0%	52.0%
Risk free interest rate(3)	0.4%	0.3%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per SVE series P unit for each SVE Series P unit granted	$2.42	$2.00
Fair value per common unit of SVE	$4.98	$4.50

(1)
The expected term for award is estimated in consideration of the time period expected to achieve the performance condition, the contractual term of the award, and estimates of future exercise behavior.

(2)	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future

2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model
The following table summarizes the key input assumptions used in the Black-Scholes option-pricing model to estimate the fair value of unit options granted during the years ended December 31, 2021 and December 31, 2020:
	Successor
	December 31,
	2021	2020
Expected life of units (in years)(1)	4.55 - 4.61	4.61
Expected unit price volatility(2)	48.20% - 56.46%	48.20%
Risk free interest rate(3)	0.32% - 0.98%	0.42% - 0.56%
Expected dividend yield(4)	—%	—%
Weighted average grant-date fair value per unit of unit options granted	$2.51	$1.80
Fair value per common unit	$4.50 - $5.89	$4.50

(1)	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
(2)	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
(3)	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
(4)	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future